STEIN ROE MUTUAL FUNDS

SEMIANNUAL REPORT
MARCH 31, 2000

PHOTO OF: CORN IN FIELD

STEIN ROE EQUITY FUNDS

GROWTH AND INCOME FUNDS

           BALANCED FUND
           GROWTH & INCOME FUND, CLASS S

LOGO: STEIN ROE MUTUAL FUNDS
SENSIBLE RISKS. INTELLIGENT INVESTMENTS.(R)

CONTENTS
================================================================================
FROM THE PRESIDENT................................................    1
   Stephen E. Gibson's thoughts on the equity markets and investing

PERFORMANCE SUMMARY ..............................................    4

QUESTIONS & ANSWERS
   Balanced Fund -- An interview with
     Portfolio Manager Harvey Hirschhorn..........................    7

   Growth & Income Fund-- An interview with
     Portfolio Manager Dan Cantor.................................   10

PORTFOLIOS OF INVESTMENTS.........................................   14
   A complete list of investments with market values

FINANCIAL STATEMENTS..............................................   24
   Statements of assets and liabilities, operations and changes in net assets

NOTES TO FINANCIAL STATEMENTS.....................................   34

FINANCIAL HIGHLIGHTS..............................................   40
   Selected per-share data and ratios


                Must be preceded or accompanied by a prospectus.

FROM THE PRESIDENT
================================================================================

DEAR SHAREHOLDER:
The six-month period ended March 31, 2000, proved to be a positive but challenging one for Stein Roe Growth & Income Fund and Stein Roe Balanced Fund. Both Funds gained, but not as quickly as the U.S. equity markets in general.

   On the economic front, consumer spending reached record levels during the past six months, while in the business sector, industrial production remained strong. In total, the U.S. economy expanded at an annual inflation-adjusted rate of 7.3% in the final quarter of 1999. Judging by preliminary data, it slowed only slightly in the first three months of 2000. Creation of new jobs at good pay remained strong, while consumer confidence and consumer spending on retail items and autos continued at high levels.

   All of this strength stirred up fears of higher inflation and, ultimately, led our central bank, the Federal Reserve, to raise short-term interest rates three times between September 30 and March 31. The Federal Reserve was concerned about the possibility that the U.S. economy may be growing too quickly and that inflationary pressures may derail our economic expansion, now in its ninth year.

   In this rising-rate environment, results for the various sectors of the bond market were mixed, though the overall outcome was positive. While higher interest rates generally led to weaker prices and stronger yields for most bonds, actions taken by the U.S. Treasury sent long-term U.S. Treasurys in the opposite direction. Prices on Treasury bonds appreciated considerably after the federal government announced a plan to use the government's surplus income to retire Treasury debt with 10 years or more until maturity. Anticipating a drop in the supply of these very safe long-term securities, investors were quick to buy them, pushing their prices up and their yields down.

   In the equity markets, worries about rapid economic growth, inflation, and changing interest rates kept investors wondering and, for many stocks, put a damper on price appreciation. Despite robust gains in earnings, overall stock prices rose only moderately, with the exception of the technology sector. Throughout the period, the market could clearly be divided into the "haves" -- most anything related to technology and telecommunications -- and the "have nots" -- most everything else. In general, portfolios with large allocations to technology shares sprinted ahead, while other portfolios lagged. In spite of a selloff during the last three weeks of the period, technology and growth investing were the undisputed victors for the six-month period.

FROM THE PRESIDENT CONTINUED
================================================================================

   The dichotomy between "old" and "new" economy stocks was striking. The NASDAQ Composite, which has a large number of "new economy" technology issues, dominated the markets for roughly two months in early 2000, reaching an historical peak of 5132 by March 10, before retreating to 4573 at March 31. The Standard & Poor's 500 Index, which measures a broad spectrum of the market, including a fair number of technology stocks, also advanced strongly. In contrast, the Dow Jones Industrial Average, which is heavily weighted toward more traditional or "old economy" stocks, was strong in the fourth quarter of 1999, but lagged the other two indexes by a wide margin throughout most of the first quarter of calendar year 2000.

   Due to their objectives and investment strategies, the Funds could not participate fully in the technology "boom." Yet both provided total returns for the six-months that met or exceeded the long-term historical average for the broad equity market. I attribute this to the disciplined, research-intensive approach practiced by our portfolio managers.

   In the following report, you will find detailed information about these investment strategies. As you read the report, I think you will see why we believe so strongly that diversification should be part of every investor's game plan. Throughout the reports there are references to the sell-off in "new economy" technology stocks -- the growth stocks of today's markets -- and a shift toward "old economy" or value stocks during the final weeks. Historically, growth and value have taken turns leading the market, and a well-conceived investment strategy that includes both can help an investor pursue long-term performance while controlling risk. Many of our portfolio managers anticipate considerable levels of volatility in the market in the coming months, so now, perhaps more than any time in the past few years, maintaining a diversified portfolio may be important.

   I encourage you to review this report carefully and to visit us on the Internet at www.steinroe.com for quarterly updates on the Funds' progress.

FROM THE PRESIDENT CONTINUED
================================================================================
   As always, we thank you for choosing the Stein Roe Funds and for the opportunity to serve your investment needs.

   Sincerely,


   /S/ Stephen E. Gibson
   Stephen E. Gibson
   President
   [May 15, 2000]


Photo of: Stephen E. Gibson

PERFORMANCE SUMMARY
================================================================================

              SIX-MONTH CUMULATIVE AND AVERAGE ANNUAL TOTAL RETURNS
                          Periods ended March 31, 2000

                                        SIX         ONE        FIVE
                                      MONTHS       YEAR        YEARS    10 YEARS
                                      ------------------------------------------
STEIN ROE BALANCED FUND               12.87%      14.06%      15.80%      12.86%
Unmanaged Blend:                      11.67%      13.87%      14.20%      11.17%
  (60% MSCI World Index
  40% Lehman Bros. Aggregate
  Bond Index)
Standard & Poor's 500 Index           17.50%      17.93%      26.75%      18.82%
Lipper Balanced Fund Average          10.50%      10.47%      15.37%      12.39%
Number of Funds in Peer Group           474         459         234          62
Fund began operating on 8/25/49.


STEIN ROE GROWTH & INCOME FUND         8.22%       7.42%      20.06%      15.80%
Standard & Poor's 500 Index           17.50%      17.93%      26.75%      18.82%
Lipper Large-Cap Value Fund Average   10.04%       9.67%      20.37%      15.42%
Number of Funds in Peer Group           366         340         144          54
Fund began operating on 3/24/87

--------------------------------------------------------------------------------

PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. SHARE PRICE AND INVESTMENT RETURN WILL VARY, SO YOU MAY HAVE A GAIN OR LOSS WHEN YOU SELL SHARES. Total return includes changes in share price and reinvestment of income and capital gains distributions. Each index shown above is an unmanaged group of securities that differs from the composition of each Stein Roe fund; they are not available for direct investment. The MSCI World Index includes both U.S. and foreign stocks. Foreign investing involves market, political, currency and accounting risks not associated with domestic securities. Lipper, Inc., a widely respected data provider in the industry, calculates an average total return for mutual funds with similar investment objectives to the fund. Sources: Lipper, Inc.

INVESTMENT COMPARISONS
================================================================================
GROWTH OF A $10,000 INVESTMENT
3/31/90-3/31/2000
[LINE CHART]
================================================================================
Balanced Fund

Date       Balanced Fund    S&P 500   Lipper           Unmanaged Blend:  Lehman
                                      Balanced         60% MSCI World
                                      Fund             Index / 40%
                                      Average          Lehman Bros.
                                      (62) Funds
3/31/90    10000            10000     10000            10000             10000
3/31/91    11389            11438     11266            10898             10675.5
3/31/92    12955            12697     12648            11324             12368.3
3/31/93    14937            14629     14353            12745             14005
3/31/94    15439            14842     14805            13900             15607.9
3/31/95    16097            17149     15895            14955             14961.2
3/31/96    19875            22648     19271            17397             17108.7
3/31/97    21930            27137     21380            18716             17879
3/31/98    27289            40152     27507            23202             19594.7
3/31/99    29385            47576     29386            25564             22110.4
3/31/00    33515            56107     32462            29110             21626


[LINE CHART]
================================================================================
GROWTH & INCOME FUND

Date                Growth & Income Fund     Lipper Large-        S&P 500 Index
                                             Cap Value Fund
                                             Average (54 Funds)
3/31/90             10000                    10000                10000
3/31/91             11295                    11198                11438
3/31/92             13221                    12662                12698
3/31/93             15271                    14464                14630
3/31/94             16103                    14994                14847
3/31/95             17387                    16591                17151
3/31/96             22863                    21343                22649
3/31/97             26614                    24781                27134
3/31/98             37234                    34805                40145
3/31/99             40369                    36549                47559
3/31/00             43372                    42736                56107

================================================================================

PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. SHARE PRICE AND INVESTMENT RETURN WILL VARY, SO YOU MAY HAVE A GAIN OR LOSS WHEN YOU SELL SHARES. Each illustration assumes a $10,000 investment on March 31, 1990, and reinvestment of income and capital gains distributions. Each index shown above is an unmanaged group of securities that differs from the composition of each Stein Roe fund; they are not available for direct investment. The MSCI World Index includes both U.S. and foreign stocks. Foreign investing involves market, political, currency and accounting risks not associated with domestic securities. Source: Lipper, Inc.

QUESTIONS & ANSWERS
================================================================================
AN INTERVIEW WITH HARVEY HIRSCHHORN, PORTFOLIO
MANAGER OF THE STEIN ROE BALANCED FUND AND SR&F BALANCED PORTFOLIO

   FUND DATA
   INVESTMENT OBJECTIVE:
   Stein Roe Balanced Fund seeks long-term growth of capital and current income, consistent with reasonable investment risk, by investing primarily in a diversified portfolio of equities, debt securities and cash.

   FUND INCEPTION:
   August 25, 1949

   TOTAL NET ASSETS:
   $247.9 million

[GRAPHIC]

Q: HOW DID THE BALANCED FUND PERFORM DURING THE SIX MONTHS ENDED MARCH 31, 2000?
HIRSCHHORN: We are pleased with the 12.87% total return for the Balanced Fund, which is a portfolio of both equities and fixed-income securities. Although this return is less than the 17.50% for the Standard & Poor's 500 Index, it exceeds the 2.08% total return for the Lehman Brothers Aggregate Bond Index.

Q: THE PORTFOLIO INCLUDES STOCKS, BONDS AND CASH. HOW DID YOU ALLOCATE ASSETS AMONG THESE THREE ASSET CLASSES?
HIRSCHHORN: At the beginning of the period, we held approximately 54% stocks, 34% fixed income and 12% cash. The allocation to cash was above normal for two reasons. First, we were feeling somewhat tenuous about the stock market as a whole. Second, a sizable portion of the stock portfolio was invested in the more volatile technology sector. The higher cash level helped to balance this risk.
   As the broad stock market improved, we put the cash to work in equities, pushing the stock allocation above 75%. At the same time, we diversified away from technology, investing instead in some foreign stocks and in domestic stocks from areas that had been laggards, such as financial services and health care. The modestly greater variety benefited the Fund when technology stocks declined in March and investors turned to more reasonably valued sectors.

Q: HOW DID YOU MANAGE THE FIXED-INCOME PORTION OF THE PORTFOLIO?
HIRSCHHORN: We reduced the Portfolio's duration early in the period,

Photo of: Harvey Hirschhorn

QUESTIONS & ANSWERS CONTINUED
================================================================================

so the negative effect of an interest-rate increase through November was reduced. Later, we increased the share of assets invested in longer-term U.S. Treasurys and captured some appreciation when prices rose in the first quarter of 2000. At March 31, the Portfolio still was overweighted in long-term Treasurys, and its duration was slightly higher than the benchmark Lehman Brothers Aggregate Bond Index.

Q: WHICH EQUITY INVESTMENTS PERFORMED THE BEST? AND WHICH WERE THE MOST DISAPPOINTING?
HIRSCHHORN: The leaders were a broadly diversified group. They included technology stocks like Cisco Systems, Oracle, Sun Microsystems (3.5%, 2.5% and 1.7% of net assets, respectively) and EMC, Intel and Terradyne (0.8%, 3.1% and 0.5% of net assets, respectively). They also included companies like Enron, Goldman Sachs, and Kohl's (1.5%, 0.3%, and 0.8%, respectively, of net assets).
   The underperformers were largely consumer-related stocks. Among them were IMS Health, Proctor & Gamble and SBC Communications (0.4%, 0.4%, and 0.8%, respectively, of net assets). However, the impact was contained because the Fund was underweighted in consumer-related sectors.

Q: WHY DID YOU INVEST IN MORE FOREIGN STOCKS?
HIRSCHHORN: First, we want to reduce our exposure to U.S. equities, which we feel are likely to be quite volatile for awhile. Second, we see new opportunities in foreign equities. A number of foreign nations appear to be making the right moves to keep inflation down, strengthen their economies and encourage investing.

Q: WHAT IS YOUR OUTLOOK FOR THE FUND?
HIRSCHHORN: I believe that there will be more rotation in the U.S. equity market. Overall returns are likely to be less spectacular than they have been for the last five or six years. We will be looking for opportunities to take advantage of this rotation while considering additional investments in foreign securities. In the fixed-income portion of the portfolio, we may shift some Treasury securities into high-grade corporate bonds where spreads are wide.


PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. SHARE PRICE AND INVESTMENT RETURNS WILL VARY, SO YOU MAY HAVE A GAIN OR LOSS WHEN YOU SELL SHARES. Total return includes changes in share price and reinvestment of all distributions. Portfolio holdings are as of 3/31/00 and are subject to change. Foreign investing involves market, political, currency and accounting risks not associated with domestic securities. Each index mentioned is an unmanaged group of stocks that differs from the composition of any Stein Roe fund; indices are not available for direct investment.

FUND HIGHLIGHTS AS OF 3/31/2000
================================================================================
                             SR&F Balanced Portfolio

                    TOP 10 EQUITY HOLDINGS (% OF NET ASSETS)
--------------------------------------------------------------------------------

General Electric                 7.3%     Oracle Corp.                      2.5%
Citigroup                        4.5      BPAmoco PLC                       2.2
Cisco Systems                    3.5      Bank America Corp.                2.1
Intel                            3.1      Wal-Mart                          1.9
Microsoft                        2.6      Sun Microsystems, Inc.            1.7
--------------------------------------------------------------------------------

================================================================================


                           EQUITY PORTFOLIO HIGHLIGHTS

                                               PORTFOLIO           S&P 500 INDEX
                                               ---------------------------------
Number of Equity & Convertible Holdings               90                     500
Dollar Weighted Median
  Market Capitalization ($Mil.)                153,660.0                85,679.3


================================================================================
[PIE CHARTS:]
                            ECONOMIC SECTOR BREAKDOWN

                                    Equity Portfolio       S&P 500 Index
Technology                          31%                    35%
Financial                           16%                    13%
Utilities                            7%                    10%
Energy/Basic Materials              12%                     8%
Consumer Non-Cyclical                9%                    15%
Industrial                          15%                     7%
Consumer Cyclical                   10%                    12%

QUESTIONS & ANSWERS
================================================================================
AN INTERVIEW WITH DANIEL CANTOR, PORTFOLIO MANAGER OF
STEIN ROE GROWTH & INCOME FUND AND SR&F GROWTH AND INCOME PORTFOLIO

   FUND DATA
   INVESTMENT OBJECTIVE:
   Stein Roe Growth & Income Fund seeks both growth of capital and current income by investing substantially all of its investable assets in SR&F Growth and Income Portfolio. This Portfolio invests primarily in common stocks of well-established companies having large market capitalizations. The portfolio manager looks for common stocks that have the potential to appreciate in value and pay dividends.

   FUND INCEPTION:
   March 24, 1987

   TOTAL NET ASSETS:
   $331.7 million

[GRAPHIC]

Q: HOW DID THE FUND PERFORM DURING THE FIRST HALF OF FISCAL YEAR 2000?
CANTOR: Growth & Income Fund pursues both capital appreciation and current income by investing in large-capitalization value stocks. And, like most large-cap value funds, it underperformed the broad market during the six months ended March 31, 2000. The Fund generated a total return of 8.22%, compared to 17.50% for the Standard & Poor's 500 Index. However, we believe the Fund's performance is comparable to other large-cap value mutual funds.

Q: TO WHAT DO YOU ATTRIBUTE THIS DIFFERENCE IN PERFORMANCE?
CANTOR: Quite simply, there was an intense rotation in the market toward technology stocks, most of which are also growth stocks. Since these make up a large portion of S&P 500 based on market value, the index advanced. The Fund focuses heavily on stocks with more attractive valuations, and we stayed true to our discipline. So, while technology took off, especially after the first of the year, the Fund did not participate fully in the rally. When technology retreated in March, the Fund did extremely well, gaining 12.44% in the month of March.


Q: WHICH STOCKS DID THE MOST TO BOOST PERFORMANCE?
CANTOR: Not surprisingly, our few technology holdings performed pretty well. During the period, the price of our Applied Materials stock (2.3% of net assets) more than

Photo: Dan Cantor

QUESTIONS & ANSWERS CONTINUED
================================================================================

doubled during the six months and our Intel stock (1.6% of net assets) jumped by approximately 78%.

     Outside technology, the strongest performers were health care companies. Warner-Lambert (4.4% of net assets) rose roughly 50%, primarily because it was a takeover target. Both American Home Products and Pfizer pursued and were willing to pay a premium for Warner-Lambert because of its top-selling cholesterol-lowering drug, Lipitor. Monsanto, a life sciences company, also posted gains. We owned shares of Monsanto when it merged with Pharmacia & Upjohn during the period, and the combined company, now referred to as Pharmacia (2.4% of net assets at March 31), is poised to bring innovative drugs to market, bolster its research and development effort and create numerous cost efficiencies.

Q: WHICH STOCKS PROVED TO BE DISAPPOINTMENTS?
CANTOR: The list of poorly performing stocks is littered with industrial and consumer companies. These included Burlington Northern Santa Fe, Procter & Gamble (1.3% and 1.4% of net assets, respectively), and Goodyear, which we sold during the period. We also sold retailers Federated and Kmart. Despite good fundamental characteristics and earnings, these stocks lagged the market by a wide margin. In our opinion, their performance was driven by industry groups rather than individual company merit throughout most of the period.

Q: HOW DID YOU RESPOND TO THE LATE-PERIOD CHANGE IN THE MARKETS?
CANTOR: We trimmed back or eliminated a number of holdings that on a relative basis did not look as attractive and concentrated on those that, in our view, had the greatest potential. We will continue to focus on the best opportunities -- the ones that we feel are most likely to appreciate as investors stop chasing the price momentum of technology stocks and rediscover more rational reasons to buy.


PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. SHARE PRICE AND INVESTMENT RETURNS WILL VARY, SO YOU MAY HAVE A GAIN OR LOSS WHEN YOU SELL SHARES. Total return includes changes in share price and reinvestment of all distributions. Portfolio holdings are as of 3/31/00 and are subject to change. Foreign investing involves market, political, currency and accounting risks not associated with domestic securities. Each index mentioned is an unmanaged group of stocks that differs from the composition of any Stein Roe fund; indices are not available for direct investment.

FUND HIGHLIGHTS AS OF 3/31/2000
================================================================================
                            Growth & Income Portfolio

                        TOP 10 HOLDINGS (% OF NET ASSETS)
--------------------------------------------------------------------------------

Warner-Lambert                    4.4%     IBM                              3.7%
Citigroup                         4.4      American Express                 3.6
General Electric                  4.1      Bell Atlantic                    3.5
Kansas City Southern Ind.         3.9      Chase Manhattan                  3.4
BP Amoco PLC                      3.9      Wal-Mart Stores                  3.2
--------------------------------------------------------------------------------


================================================================================
                           EQUITY PORTFOLIO HIGHLIGHTS
                                                                         S&P 500
                                                 PORTFOLIO                INDEX
                                                 -------------------------------
Number of Equity & Convertible Holdings                 53                   500
Dollar Weighted Median
  Market Capitalization ($Mil.)                   54,421.2              85,679.3
================================================================================


[PIE CHARTS]
                            ECONOMIC SECTOR BREAKDOWN

                                    Equity Portfolio             S&P 500 Index
   Basic Materials                   6%                           2%
   Consumer Cyclical                15%                          12%
   Consumer Non-cyclical            18%                          15%
   Energy                            8%                           6%
   Financial                        17%                          13%
   Industrial                       15%                           7%
   Technology                       16%                          35%
   Utilities                         5%                          10%

SR&F BALANCED PORTFOLIO
================================================================================
Investment Portfolio
March 31, 2000 (Unaudited, in thousands)
                                                            NUMBER        MARKET
COMMON STOCKS - 75.8%                         COUNTRY    OF SHARES         VALUE
================================================================================

FINANCE, INSURANCE & REAL ESTATE - 12.7%
   DEPOSITORY INSTITUTIONS - 3.8%
   BankAmerica Corp....................                         98       $ 5,136
   Bayerische HypoVereinsbank..........             G            9           567
   Chase Manhattan Corp................                          9           785
   Royal Bank of Scotland Group PLC....            UK          133         1,872
   The Bank of Tokyo-Mitsubishi, Ltd., ADR         Ja           35           496
   Wells Fargo & Co....................                         12           491
                                                                        --------
                                                                           9,347
   FINANCIAL SERVICES - 0.3%
   The Goldman Sachs Group, Inc........                          8           809

   INSURANCE AGENTS & BROKERS - 0.5%
   Marsh & McLennan Companies, Inc.....                         12         1,324

   INSURANCE CARRIERS - 6.2%
   Ace, Ltd............................                         16           366
   American International Group, Inc...                         30         3,285
   Citigroup, Inc......................                        187        11,077
   Tokio Marine & Fire Insurance Co., Ltd.         Ja           55           565
                                                                        --------
                                                                          15,293
   INVESTMENT COMPANIES - 0.7%
   World Equity Benchmark Share - Japan                        110         1,808

   NONDEPOSITORY CREDIT INSTITUTIONS - 1.2%
   Capital One Financial Corp..........                         27         1,294
   Fannie Mae..........................                         14           790
   Freddie Mac.........................                         21           928
                                                                        --------
                                                                           3,012
   REAL ESTATE INVESTMENT TRUSTS - 0.0%
   Equity Residential Properties Trust.                          1            56

MANUFACTURING - 36.2%
   CHEMICALS & ALLIED PRODUCTS - 5.7%
   Amgen, Inc..........................                         13           798
   American Home Products Corp.........                         39         2,091
   Bristol-Myers Squibb Co.............                         52         3,003
   E.I. DuPont De Nemours & Co.........                         23         1,234
   Elan Corp. PLC, ADR  (a)............            Ir           40         1,900
   Eli Lilly & Co......................                         47         2,930
   Merck & Co., Inc....................                         20         1,243
   Procter & Gamble Co.................                         18         1,013
                                                                        --------
                                                                          14,212
   COMMUNICATIONS EQUIPMENT - 1.7%
   Motorola, Inc.......................                         22         3,175
   Nokia Oyj, ADR......................            Fi            5         1,086
                                                                        --------
                                                                           4,261
   ELECTRICAL INDUSTRIAL EQUIPMENT - 8.2%
   Emerson Electric Co.................                         42         2,221
   General Electric Co.................                        117        18,157
                                                                        --------
                                                                          20,378
   ELECTRONIC & ELECTRICAL EQUIPMENT - 0.2%
   Utstarcom, Inc. (a).................                          5           414

SR&F BALANCED PORTFOLIO CONTINUED
================================================================================
                                                            NUMBER        MARKET
                                              COUNTRY    OF SHARES         VALUE
================================================================================

MANUFACTURING - (CONTINUED)
   ELECTRONIC COMPONENTS - 3.1%
   Intel Corp..........................                         58       $ 7,652

   FOOD & KINDRED PRODUCTS - 0.9%
   General Mills, Inc..................                         23           832
   PepsiCo, Inc........................                         39         1,348
                                                                        --------
                                                                           2,180
   LUMBER & WOOD PRODUCTS - 0.2%
   Georgia Pacific Corp................                         10           396

   MACHINERY & COMPUTER EQUIPMENT - 5.9%
   Cisco Systems, Inc. (a).............                        112         8,659
   Caterpillar, Inc....................                         15           591
   EMC Corp. (a).......................                         16         2,000
   Fujitsu Ltd.........................            Ja           20           613
   International Business Machines Corp.                        23         2,714
                                                                        --------
                                                                          14,577
   MEASURING & ANALYZING INSTRUMENTS - 2.3%
   Agilent Technologies, Inc. (a)......                         27         2,808
   JDS Uniphase Corp. (a)..............                          5           603
   Medtronic, Inc......................                         20         1,029
   Teradyne, Inc. (a)..................                         15         1,234
                                                                        --------
                                                                           5,674
   MISCELLANEOUS MANUFACTURING - 1.3%
   Tyco International Ltd..............                         66         3,292

   OFFICE MACHINES - 0.6%
   Pitney Bowes, Inc...................                         35         1,564

   PAPER PRODUCTS - 0.2%
   Packaging Corp. of America (a)......                         40           420

   PETROLEUM REFINING - 3.7%
   BP Amoco PLC, ADR...................            UK          105         5,569
   Exxon Mobil Corp....................                         47         3,654
                                                                        --------
                                                                           9,223
   PRIMARY METAL - 0.7%
   Alcoa, Inc..........................                         15         1,054
   Nucor Corp..........................                         15           750
                                                                        --------
                                                                           1,804
   STONE, CLAY, GLASS & CONCRETE - 0.9%
   Corning, Inc........................                         12         2,328

   TRANSPORTATION EQUIPMENT - 0.6%
   Ford Motor Co.......................                         31         1,424

MINING & ENERGY - 3.1%
   CRUDE PETROLEUM & NATURAL GAS - 0.5%
   Conoco, Inc., Class B...............                         49         1,259

   OIL & GAS EXTRACTION - 0.3%
   PetroChina Co., Ltd., ADR (a).......                         54           881

SR&F Balanced Portfolio Continued
================================================================================
                                                            NUMBER        MARKET
                                              COUNTRY    OF SHARES         VALUE
--------------------------------------------------------------------------------

MINING & ENERGY - (CONTINUED)
   OIL & GAS FIELD SERVICES - 2.3%
   Enron Corp..........................                         50       $ 3,744
   Schlumberger Ltd....................                         25         1,913
                                                                        --------
                                                                           5,657
RETAIL TRADE - 5.5%
   APPAREL & ACCESSORY STORES - 0.8%
   Kohl's Corp. (a)....................                         19         1,948

   BUILDING, HARDWARE & GARDEN SUPPLY  - 1.5%
   Home Depot, Inc.....................                         57         3,676

   FOOD STORES - 0.7%
   Safeway, Inc. (a)...................                         40         1,810

   GENERAL MERCHANDISE STORES - 1.9%
   Wal-Mart Stores, Inc................                         85         4,718

   RESTAURANTS - 0.6%
   McDonald's Corp.....................                         43         1,615

SERVICES - 9.3%
   BUSINESS SERVICES - 2.3%
   Concord EFS, Inc. (a)...............                         56         1,283
   Sun Microsystems, Inc. (a)..........                         44         4,123
   Young & Rubicam, Inc................                          7           320
                                                                        --------
                                                                           5,726
   COMPUTER RELATED SERVICES - 1.1%
   Crayfish Co., Ltd., ADR (a).........            Ja            9           350
   IMS Health, Inc.....................                         55           932
   Network Appliance, Inc. (a).........                         12           993
   World Online International NV (a)...            Ne           22           482
                                                                        --------
                                                                           2,757
   COMPUTER SOFTWARE - 5.7%
   Affiliated Computer Services, Inc. Class A (a)               25           950
   Microsoft Corp. (a).................                         60         6,375
   Oracle Corp. (a)....................                         80         6,245
   Sycamore Networks, Inc. (a).........                          4           516
                                                                        --------
                                                                          14,086

   ENGINEERING, ACCOUNTING, RESEARCH
     & MANAGEMENT - 0.2%
   Genentech, Inc. (a).................                          3           486

TRANSPORTATION, COMMUNICATION, ELECTRIC, GAS & SANITARY SERVICES - 8.8%
   BROADCASTING - 1.0%
   Clear Channel Communications, Inc. (a)                       23         1,588
   Infineon Technologies AG, ADR (a)...            Gr           14           810
                                                                        --------
                                                                           2,398
   COMMUNICATIONS - 0.5%
   GT Group Telecom Inc., Class B (a)..                         12           250
   Infonet Services Corp., Class B (a).                         44           996
                                                                        --------
                                                                           1,246
   ELECTRIC SERVICES - 0.5%
   AES Corp. (a)                                                16         1,260

SR&F Balanced Portfolio Continued
================================================================================
                                                            NUMBER        MARKET
                                              COUNTRY    OF SHARES         VALUE
================================================================================
TRANSPORTATION, COMMUNICATION, ELECTRIC, GAS & SANITARY SERVICES - (CONTINUED)
   GAS SERVICES - 0.6%
   Kinder Morgan Energy Partners, L.P..                         35       $ 1,389

   TELECOMMUNICATION - 6.2%
   Bell Atlantic Corp..................                         32         1,956
   Charter Communications Inc., Class A (a)                     80         1,146
   Comcast Corp., Special Class A......                         46         1,995
   MCI Worldcom, Inc. (a)..............                         60         2,719
   Nippon Telegraph & Telephone Corp...            Ja          (b)           635
   Nippon Telegraph & Telephone Corp. ADR          Ja          (b)            32
   SBC Communications, Inc., Class A...                         47         1,990
   Sprint Corp. (PCS Group) (a)........                         18         1,176
   Vodafone AirTouch PLC, ADR..........            UK           42         2,334
   Williams Communications Group, Inc. (a)         25                      1,300
                                                                        --------
                                                                          15,283
WHOLESALE TRADE - 0.2%
   DURABLE GOODS
   Softbank Corp.......................            Ja            1           445

                                                                        --------
TOTAL COMMON STOCKS (cost of $88,820)..                                  188,088
                                                                        --------
================================================================================
BONDS & NOTES - 33.7%                                          PAR
================================================================================

US GOVERNMENT & AGENCY OBLIGATIONS - 20.9%
   GOVERNMENT AGENCIES - 9.2%
   Federal Home Loan Mortgage Corp.:
     6.500%, 2011-2026.................                    $11,532        10,906
     7.000%, 2028......................                      1,630         1,568
                                                                        --------
                                                                          12,474
   Federal National Mortgage Association:
     5.125%, 2004......................                      2,623         2,452
     6.625%, 2009......................                      3,200         3,076
                                                                        --------
                                                                           5,528
   Government National Mortgage Association:
     6.000%, 2029......................                      4,486         4,105
     8.000%, 2025-2026.................                        722           735
                                                                        --------
                                                                           4,840
   GOVERNMENT OBLIGATIONS - 11.7%
   U.S. Treasury Bonds:
     7.625%, 2/15/25...................                      2,350         2,800
     8.125%, 8/15/19...................                      6,600         8,024
                                                                        --------
                                                                          10,824
   U.S. Treasury Notes:
     5.750%, 8/15/03...................                      3,650         3,575
     6.250%, 2/15/07...................                      3,300         3,293
     6.625%, 5/15/07...................                      4,900         4,989
     7.250%, 8/15/04...................                      5,200         5,369
     7.875%, 11/15/04..................                      1,000         1,059
                                                                        --------
                                                                          18,285
                                                                        --------
TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS
(cost of $46,649)......................                                   51,951
                                                                        --------
================================================================================

SR&F BALANCED PORTFOLIO CONTINUED
================================================================================
NON-AGENCY MORTGAGE BACKED & ASSET                                        MARKET
BACKED SECURITIES - 1.4%                                       PAR         VALUE
================================================================================

COLLATERALIZED MORTGAGE OBLIGATIONS - 1.0%
   American Mortgage Trust 1993-3,
     8.190%, 9/27/22...................                    $ 1,184       $ 1,148
   United Airlines, Inc.,
     9.200%, 3/22/08...................                      1,185         1,238
                                                                        --------
                                                                           2,386
ASSET BACKED SECURITIES - 0.4%
   LB Commercial Conduit Mortgage Trust,
     Series 1998-C4, Class A1B,
     6.210%, 10/15/08..................                      1,000           907
                                                                        --------
TOTAL NON-AGENCY MORTGAGE BACKED & ASSET BACKED SECURITIES
(cost of $3,281).......................                                    3,293
                                                                        --------
================================================================================
CORPORATE FIXED INCOME BONDS & NOTES - 11.4%
================================================================================

FINANCE, INSURANCE & REAL ESTATE - 5.4%
   DEPOSITORY INSTITUTIONS - 2.6%
   Citicorp,
     8.040%, 12/15/19..................                      1,900         1,936
   Deutsche Ausbank,
     7.000%, 9/24/01...................                      2,250         2,237
   Den Danske Bank,
     6.550%, 9/15/03...................                      2,250         2,188
                                                                        --------
                                                                           6,361
   INSURANCE CARRIERS - 1.3%
   Florida Windstorm,
     7.125%, 2/25/19...................                      1,900         1,778
   Transamerica Finance Corp.,
     6.125%, 11/1/01...................                      1,500         1,471
                                                                        --------
                                                                           3,249
   NONDEPOSITORY CREDIT INSTITUTIONS - 1.5%
   Household Finance Corp.,
     5.875%, 11/1/02...................                      2,000         1,928
   National Rural Utilities Cooperative Finance Corp.,
     5.000%, 10/1/02...................                      2,000         1,899
                                                                        --------
                                                                           3,827
MANUFACTURING - 2.4%
   CHEMICALS & ALLIED PRODUCTS - 0.9%
   Hanson Overseas BV,
     6.750%, 9/15/05...................                      2,250         2,158

   MISCELLANEOUS MANUFACTURING - 0.9%
   Honeywell International,
     7.500%, 3/1/10....................                        800           809
   Raytheon Co.,
     6.750%, 8/15/07...................                      1,500         1,396
                                                                        --------
                                                                           2,205
   PETROLEUM REFINING - 0.6%
   USX Corp.,
     6.850%, 3/1/08....................                      1,500         1,404

MINING & ENERGY - 1.0%
   OIL & GAS EXTRACTION
   BOC Group PLC,
     5.875%, 1/29/01...................                      2,500         2,480

SR&F BALANCED PORTFOLIO CONTINUED
================================================================================
                                                                          MARKET
                                                               PAR         VALUE
================================================================================

RETAIL TRADE - 0.3%
   GENERAL MERCHANDISE STORES
   Wal-Mart Stores,
     6.750%, 10/15/23..................                     $  900        $  830

SERVICES - 0.6%
   BUSINESS SERVICES
   FDX Corp.,
   Series A1,
     7.530%, 9/23/06...................                      1,575         1,558

TRANSPORTATION, COMMUNICATION, ELECTRIC, GAS & SANITARY SERVICES - 1.7%
   ELECTRIC SERVICES
   Israel Electric Corp., Ltd.,
     7.750%, 3/1/09....................                      2,300         2,274
   National Power PLC,
     7.125%, 7/11/01...................                      2,000         2,001
                                                                        --------
                                                                           4,275
                                                                        --------
TOTAL CORPORATE FIXED INCOME
BONDS & NOTES (cost of $34,307)........                                   28,347
                                                                        --------
TOTAL BONDS & NOTES (cost of $84,237)..                                   83,591
                                                                        --------
================================================================================
                                                            NUMBER
PREFERRED STOCKS - 1.0%                                  OF SHARES
================================================================================

TRANSPORTATION, COMMUNICATION, ELECTRIC, GAS & SANITARY SERVICES - 1.0%
   COMMUNICATIONS
   TCI Pacific, Class A
   (cost of $1,253)....................                          7         2,520
                                                                        --------
================================================================================

TOTAL INVESTMENTS - 110.5%
(cost of $174,310)(c)..................                                  274,199

OTHER ASSETS & LIABILITIES, NET - (10.5)%                               (26,059)
                                                                        --------
NET ASSETS - 100.0%....................                                 $248,140
                                                                        ========
================================================================================

SECURITIES SOLD SHORT
   BankAmerica Corp....................                         68       $ 3,560
   BP Amoco PLC, ADR...................                         68         3,608
   Citigroup, Inc......................                        113         6,673
   Eli Lilly & Co......................                         20         1,260
   Emerson Electric Co.................                         20         1,058
   General Electric Co.................                         70        10,863
   Intel Corp..........................                         16         2,111
                                                                        --------
TOTAL SECURITIES SOLD SHORT (proceeds of $15,138)                       $ 29,133
                                                                        ========
================================================================================


NOTES TO INVESTMENT PORTFOLIO
--------------------------------------------------------------------------------

(a)  Non-income producing security.

(b)  Rounds to less than one.

(c)  Cost for federal income tax purposes is the same.

SR&F BALANCED PORTFOLIO CONTINUED
================================================================================


================================================================================
NOTES TO INVESTMENT PORTFOLIO (CONTINUED)
--------------------------------------------------------------------------------
Summary of Securities
by Country                             Country        Value           % of Total
--------------------------------------------------------------------------------
United States                                      $256,443                 93.5
United Kingdom                         UK             9,775                  3.6
Japan                                  Ja             3,136                  1.1
Ireland                                Ir             1,900                  0.7
Finland                                Fi             1,086                  0.4
Greece                                 Gr               810                  0.3
Germany                                G                567                  0.2
Netherlands                            Ne               482                  0.2
                                                    --------               -----
                                                   $274,199                100.0
                                                    ========               =====

Certain securities are listed by country of underlying exposure but may trade predominantly on other exchanges.

            Acronym                  Name
           ________                  _____

              ADR         American Depositary Receipt

See notes to financial statements.

SR&F GROWTH & INCOME PORTFOLIO
================================================================================
Investment Portfolio
March 31, 2000 (Unaudited, in thousands)
                                                            NUMBER        MARKET
COMMON STOCKS - 98.8%                                    OF SHARES         VALUE
================================================================================

FINANCE, INSURANCE & REAL ESTATE - 17.0%
   DEPOSITORY INSTITUTIONS - 6.4%
   BankAmerica Corp..................................           68       $ 3,560
   Chase Manhattan Corp..............................          129        11,230
   Wells Fargo & Co..................................          157         6,413
                                                                        --------
                                                                          21,203
   INSURANCE CARRIERS - 4.3%
   Citigroup, Inc....................................          245        14,520

   NONDEPOSITORY CREDIT INSTITUTIONS - 6.3%
   American Express Co...............................           80        11,915
   Fannie Mae........................................          161         9,086
                                                                        --------
                                                                          21,001
MANUFACTURING - 54.9%
   CHEMICALS & ALLIED PRODUCTS - 17.4%
   Avon Products, Inc................................           40         1,163
   Bristol-Myers Squibb Co...........................          170         9,818
   E.I. DuPont De Nemours & Co.......................           29         1,543
   Ecolab, Inc.......................................          260         9,538
   Millenium Chemicals, Inc..........................          104         2,082
   Monsanto Co.......................................          100         5,150
   Pharmacia & Upjohn, Inc...........................           50         2,963
   Procter & Gamble Co...............................           81         4,556
   Union Carbide Corp................................          111         6,479
   Warner-Lambert Co.................................          150        14,625
                                                                        --------
                                                                          57,917
   COMMUNICATIONS EQUIPMENT - 0.8%
   Motorola, Inc.....................................           10         1,424
   Sabre Group Holdings, Inc.........................           36         1,335
                                                                        --------
                                                                           2,759
   ELECTRICAL INDUSTRIAL EQUIPMENT - 6.3%
   Emerson Electric Co...............................          100         5,288
   General Electric Co...............................           88        13,657
   Hubbell, Inc., Class B............................           70         1,927
                                                                        --------
                                                                          20,872
   ELECTRONIC COMPONENTS - 1.6%
   Intel Corp........................................           40         5,278

   FABRICATED METAL - 1.5%
   Gillette Co.......................................          134         5,065

   FOOD & KINDRED PRODUCTS - 2.0%
   Philip Morris Companies, Inc......................          203         4,288
   Sara Lee Corp.....................................          144         2,592
                                                                        --------
                                                                           6,880
   LUMBER & WOOD PRODUCTS - 2.6%
   Georgia Pacific Corp..............................          170         6,726
   Georgia-Pacific Corp. Timber Group................           75         1,922
                                                                        --------
                                                                           8,648

SR&F GROWTH & INCOME PORTFOLIO CONTINUED
================================================================================
                                                            NUMBER        MARKET
                                                         OF SHARES         VALUE
================================================================================

MANUFACTURING - 54.9% (CONTINUED)
   MACHINERY & COMPUTER EQUIPMENT - 9.6%
   Applied Materials.................................           80       $ 7,540
   Cisco Systems, Inc................................           90         6,958
   Compaq Computer Corp..............................          195         5,191
   International Business Machines Corp..............          105        12,390
                                                                        --------
                                                                          32,079
   MEASURING & ANALYZING INSTRUMENTS - 5.7%
   Biomet, Inc.......................................          127         4,620
   Baxter International, Inc.........................          100         6,268
   Honeywell International, Inc......................          158         8,298
                                                                        --------
                                                                          19,186
   PETROLEUM REFINING - 3.9%
   BP Amoco PLC ADR..................................          243        12,884

   PRINTING & PUBLISHING - 1.1%
   Tribune Co........................................          100         3,656

   TRANSPORTATION EQUIPMENT - 2.4%
   Boeing Co.........................................          100         3,779
   Lear Corp.........................................          150         4,219
                                                                        --------
                                                                           7,998
MINING & ENERGY - 4.1%
   CRUDE PETROLEUM & NATURAL GAS - 0.5%
   Conoco, Inc. Class B..............................           61         1,574
                                                                        --------

   OIL & GAS FIELD SERVICES - 3.6%
   Conoco, Inc. Class A..............................          105         2,581
   Enron Corp........................................          125         9,359
                                                                        --------
                                                                          11,940
RETAIL - 8.2%
   APPAREL & ACCESSORY STORES - 1.9%
   TJX Companies, Inc................................          283         6,275

   GENERAL MERCHANDISE STORES - 4.2%
   Federated Department Stores, Inc..................           80         3,340
   Wal-Mart Stores, Inc..............................          190        10,545
                                                                        --------
                                                                          13,885
   MISCELLANEOUS RETAIL - 2.1%
   Walgreen Co.......................................          280         7,210

SERVICES - 2.3%
   AUTO REPAIR, RENTAL & PARKING - 0.6%
   Hertz Corp. Class A...............................           60         2,044

   BUSINESS SERVICES - 1.7%
   Interpublic Group of Cos., Inc....................          121         5,727

SR&F GROWTH & INCOME PORTFOLIO CONTINUED
================================================================================
                                                            NUMBER        MARKET
                                                         of SHARES         VALUE
================================================================================

TRANSPORTATION, COMMUNICATION, ELECTRIC, GAS & SANITARY SERVICES - 12.3%
   AIR TRANSPORTATION - 2.4%
   Amr Corp..........................................           50       $ 1,593
   Continental Airlines, Inc. Class B................          160         6,540
                                                                        --------
                                                                           8,133
   RAILROAD - 5.3%
   Burlington Northern Santa Fe Corp.................          200         4,425
   Kansas City Southern Industries, Inc..............          152        13,054
                                                                        --------
                                                                          17,479
   TELECOMMUNICATION - 4.6%
   AT&T Corp.........................................           65         3,675
   Bell Atlantic Corp................................          190        11,633
                                                                        --------
                                                                          15,308

TOTAL COMMON STOCKS (cost of $160,720)...............                    329,521
                                                                        --------
================================================================================

SHORT-TERM OBLIGATIONS
COMMERCIAL PAPER - 0.7%                                        PAR
Associates First Capital,
   4.17% (c) 4/3/00..................................       $2,315         2,314
                                                                        --------
================================================================================
OTHER ASSETS & LIABILITIES, NET - 0.5%...............                      1,694
                                                                        --------
NET ASSETS - 100.0%..................................                   $333,529
                                                                        ========
================================================================================

NOTES TO INVESTMENT PORTFOLIO:
--------------------------------------------------------------------------------

(a)  Non-income producing security.

(b)  Cost for federal income tax purposes is the same.

(c)  Rate represents yield at time of purchase.

            Acronym                  Name
           ________                  _____

              ADR         American Depositary Receipt

See notes to financial statements.

STATEMENT OF ASSETS AND LIABILITIES
================================================================================


March 31, 2000 (Unaudited)
(In thousands)


                                                                          SR&F
                                                          SR&F          GROWTH
                                                      BALANCED        & INCOME
                                                     PORTFOLIO       PORTFOLIO
                                                     ---------       ---------
ASSETS
Investments, at market value (cost of $174,310 and
   $160,720, respectively)........................    $274,199        $329,521
Short-term obligations............................          --           2,314
Deposit with broker for securities sold short.....      13,601              --
Cash including foreign currencies (cost of $179 and
   none, respectively)............................         184              --
Receivable for:
   Investments sold...............................       5,166           4,085
   Interest.......................................       1,090              --
   Dividends......................................         176             316
   Foreign tax reclaims...........................          10               4
Other.............................................          --               4
                                                     ---------       ---------
   Total Assets...................................     294,426         336,244
                                                     ---------       ---------
LIABILITIES
Securities sold short, at market value
  (proceeds of $15,138)...........................      29,133              --
Payable due to custodian bank.....................         223             131
Loan payable to broker............................      13,113              --
Payable for:
   Investments purchased..........................       3,572           2,340
Accrued:
   Management fee.................................         114             160
   Transfer agent fee.............................           1               1
   Bookkeeping fee................................           3               3
Other.............................................         127              80
                                                     ---------       ---------
   Total Liabilities..............................      46,286           2,715
                                                     ---------       ---------
   Net assets.....................................    $248,140        $333,529
                                                     =========       =========

See notes to financial statements.

STATEMENT OF OPERATIONS
================================================================================


For the Six Months Ended March 31, 2000 (Unaudited)
(In thousands)


                                                                          SR&F
                                                          SR&F        GROWTH &
                                                      BALANCED          INCOME
                                                     PORTFOLIO       PORTFOLIO
                                                     ---------       ---------
INVESTMENT INCOME
Interest..........................................     $ 3,166          $  460
Dividends.........................................       1,080           2,294
                                                      --------        --------
                                                         4,246           2,754
Dividend expense from short positions.............        (195)             --
Foreign taxes withheld............................         (12)            (12)
                                                      --------        --------
   Total Investment Income........................       4,039           2,742
                                                      --------        --------
EXPENSES
Management fee....................................         683           1,094
Transfer agent fee................................           3               3
Bookkeeping fee...................................          15              17
Trustees' fee.....................................           9               9
Custodian fee.....................................           7               8
Audit & legal fees................................           8               8
Other.............................................           8               9
                                                      --------        --------
   Total expenses.................................         733           1,148
                                                      --------        --------
   Net Investment Income..........................       3,306           1,594
                                                      --------        --------
NET REALIZED & UNREALIZED GAIN (LOSS) ON INVESTMENTS AND
   FOREIGN CURRENCY TRANSACTIONS
Net realized gain (loss) on:
   Investments....................................       8,632          19,462
   Closed futures contracts.......................        (111)            252
   Foreign currency transactions..................          (4)             (1)
Net change in unrealized appreciation/depreciation on:
   Investments....................................      18,818           7,039
   Foreign currency transactions..................          (8)             --
                                                      --------        --------
   Net Gain.......................................      27,327          26,752
                                                      --------        --------
INCREASE IN NET ASSETS FROM OPERATIONS............     $30,633         $28,346
                                                      ========        ========

See notes to financial statements.



STATEMENT OF CHANGES IN NET ASSETS
================================================================================

(In thousands)

                                                                         SR&F BALANCED PORTFOLIO     SR&F GROWTH & INCOME PORTFOLIO
                                                                          --------------------        ----------------------------
                                                                     (UNAUDITED)                       (UNAUDITED)
                                                                      SIX MONTHS              YEAR      SIX MONTHS             YEAR
                                                                           ENDED             ENDED           ENDED            ENDED
                                                                       MARCH 31,     SEPTEMBER 30,       MARCH 31,    SEPTEMBER 30,
                                                                            2000              1999            2000             1999
                                                                    ------------   ---------------    ------------  ---------------
OPERATIONS
Net investment income.........................................           $ 3,306           $ 7,352         $ 1,594        $ 5,114
Net realized gain.............................................             8,517            20,920          19,713         18,373
Net change in unrealized appreciation/depreciation............            18,810            10,921           7,039         49,677
                                                                       ---------         ---------       ---------      ---------
   Net Increase from Operations...............................            30,633            39,193          28,346         73,164
                                                                       ---------         ---------       ---------      ---------
TRANSACTIONS IN INVESTORS' BENEFICIAL INTEREST
Contributions.................................................             3,407             4,122           1,143         22,804
Withdrawals...................................................           (40,466)          (36,994)        (72,695)       (72,426)
                                                                       ---------        ----------       ---------      ---------
   Net Decrease from transactions in investors' beneficial interest      (37,059)          (32,872)        (71,552)       (49,622)
                                                                       ---------         ---------       ---------      ---------
   Total Increase (Decrease)..................................            (6,426)            6,321         (43,206)        23,542
NET ASSETS
Beginning of period...........................................           254,566           248,245         376,735        353,193
                                                                       ---------         ---------       ---------      ---------
End of period.................................................          $248,140          $254,566        $333,529       $376,735
                                                                       =========         =========       =========      =========

See notes to financial statements.

                                    24 and 25

STATEMENT OF ASSETS AND LIABILITIES
================================================================================
March 31, 2000 (Unaudited)
(In thousands except for per share amounts)


                                                                        SELECT
                                                                      GROWTH &
                                                      BALANCED          INCOME
                                                          FUND            FUND
                                                     ---------       ---------
ASSETS
Investment in Portfolio, at value.................    $247,995        $333,351
Receivable for fund shares sold...................          37             251
Other.............................................          25             103
                                                     ---------       ---------
   Total Assets...................................     248,057         333,705
                                                     ---------       ---------
LIABILITIES
Payable for fund shares repurchased...............          88           1,949
Accrued:
   Administrative fee.............................          31              40
   Transfer agent fee.............................          45              60
   Bookkeeping fee................................           3               3
Other.............................................          15               1
                                                     ---------       ---------
   Total Liabilities..............................         182           2,053
                                                     ---------       ---------
   Net Assets.....................................    $247,875        $331,652
                                                     =========       =========
COMPOSITION OF NET ASSETS
Paid-in capital...................................    $154,872        $145,049
Undistributed (overdistributed) net investment income      (39)             95
Accumulated net realized gain allocated from Portfolio   7,111          17,839
Net unrealized appreciation allocated from Portfolio    85,931         168,669
                                                     ---------       ---------
                                                      $247,875        $331,652
                                                     =========       =========
Shares outstanding (unlimited number authorized)..       7,407              --
                                                     =========       =========
Net asset value per share.........................     $ 33.46              --
                                                     =========       =========
Net asset value and redemption price per share
 - Class A                                                  --       $ 27.02(a)
                                                     ---------       ---------
                                                            --         ($148/5)
Maximum offering price per share - Class A........          --       $ 28.67(b)
                                                     ---------       ---------
                                                            --   ($27.02/.9425)
Net asset value and offering price per share - Class B      --       $ 26.97(a)
                                                     ---------       ---------
                                                            --        ($434/16)
Net asset value and offering price per share - Class C      --       $ 26.96(a)
                                                     ---------       ---------
                                                            --         ($7/(c))
Net asset value, redemption and offering price per
   share - Class S................................          --         $ 27.02
                                                     ---------       ---------
                                                            --($331,062/12,250)
Net asset value, redemption and offering price per
   share - Class Z................................          --         $ 27.02
                                                     ---------       ---------
                                                            --         ($1/(c))

(a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

(b)  On sales of $50,000 or more the offering price is reduced.

(c)  Rounds to less than one.

See notes to financial statements.

STATEMENT OF OPERATIONS
================================================================================
For the Six Months Ended March 31, 2000 (Unaudited)
(In thousands)


                                                                        SELECT
                                                                      GROWTH &
                                                      BALANCED          INCOME
                                                          FUND            FUND
                                                      --------        --------
INVESTMENT INCOME
Interest income allocated from Portfolio..........     $ 3,093          $  460
Dividend income allocated from Portfolio..........         883           2,292
                                                      --------        --------
                                                         3,976           2,752
Foreign taxes withheld allocated from Portfolio...         (12)            (12)
                                                      --------        --------
   Total investment income........................       3,964           2,740
                                                      --------        --------
EXPENSES
Expenses allocated from Portfolio.................         734           1,128
Administrative fee................................         186             273
Transfer agent fee................................         284             435
Bookkeeping fee...................................          15              16
12b-1 Service and Distribution fees...............          --             (a)
Trustees' fee.....................................           4               4
Legal fee.........................................           3               2
Custodian fee.....................................           1               1
Audit fee.........................................           5               8
Registration fee..................................          13              18
Reports to shareholders...........................          12               4
Other.............................................          15              23
                                                      --------        --------
                                                         1,272           1,912
                                                      --------        --------
   Net Investment Income..........................       2,692             828
                                                      --------        --------
NET REALIZED & UNREALIZED GAIN (LOSS)
 ALLOCATED FROM PORTFOLIO
Net realized gain (loss) on:
   Investments....................................       8,521          19,397
   Closed futures contracts.......................          --             197
   Foreign currency transactions..................          (4)             22
Net change in unrealized appreciation/depreciation
   during the period..............................      18,883           7,073
                                                      --------        --------
   Net Gain.......................................      27,400          26,689
                                                      --------        --------
INCREASE IN NET ASSETS FROM OPERATIONS............     $30,092         $27,517
                                                      ========        ========

(a)      Rounds to less than one.

See notes to financial statements.



STATEMENTS OF CHANGES IN NET ASSETS
================================================================================

(In thousands)


                                                                                    BALANCED FUND      SELECT GROWTH & INCOME FUND
                                                                                     ------------      ---------------------------
                                                                           (UNAUDITED)                  (UNAUDITED)
                                                                            SIX MONTHS          YEAR     SIX MONTHS            YEAR
                                                                                 ENDED         ENDED          ENDED           ENDED
                                                                             MARCH 31, SEPTEMBER 30,      MARCH 31,   SEPTEMBER 30,
                                                                                  2000          1999        2000(B)            1999
                                                                          ------------ -------------   ------------   -------------
OPERATIONS
Net investment income.........................................                 $ 2,692       $ 6,346         $  828         $ 3,410
Net realized gain allocated from Portfolio....................                   8,517        20,922         19,616          18,333
Net change in unrealized appreciation/depreciation allocated from Portfolio     18,883        10,843          7,073          49,228
                                                                             ---------     ---------      ---------       ---------
   Net Increase from Operations...............................                  30,092        38,111         27,517          70,971
                                                                             ---------     ---------      ---------       ---------
DISTRIBUTIONS TO SHAREHOLDERS
From net investment income....................................                  (2,726)       (6,767)            --              --
From net realized capital gains...............................                 (19,000)      (17,075)            --              --
From net investment income - Class A..........................                      --            --            (a)              --
From net investment income - Class S..........................                      --            --         (1,139)         (3,859)
From net realized capital gains - Class S.....................                      --            --        (16,297)         (5,981)
From net investment income - Class Z..........................                      --            --            (a)              --
                                                                             ---------     ---------      ---------       ---------
   Total Distributions to Shareholders........................                 (21,726)      (23,842)       (17,436)         (9,840)
                                                                             ---------     ---------      ---------       ---------
FUND SHARE TRANSACTIONS
Receipts for shares sold......................................                   8,050        16,749             --              --
Value of distributions reinvested.............................                  18,781        20,674             --              --
Cost of shares repurchased....................................                 (38,012)      (48,854)            --              --
                                                                             ---------     ---------      ---------       ---------
                                                                               (11,181)      (11,431)            --              --
                                                                             ---------     ---------      ---------       ---------
Receipts for shares sold - Class A............................                      --            --            172              --
Value of distributions reinvested - Class A...................                      --            --            (a)              --
Cost of shares repurchased - Class A..........................                      --            --            (26)             --
                                                                             ---------     ---------      ---------       ---------
                                                                                    --            --            146              --
                                                                             ---------     ---------      ---------       ---------
Receipts for shares sold - Class B............................                      --            --            416              --
Cost of shares repurchased - Class B..........................                      --            --             (2)             --
                                                                             ---------     ---------      ---------       ---------
                                                                                    --            --            414              --
                                                                             ---------     ---------      ---------       ---------
Receipts for shares sold - Class C............................                      --            --             11              --
Cost of shares repurchased - Class C..........................                      --            --             (4)             --
                                                                             ---------     ---------      ---------       ---------
                                                                                    --            --              7              --
                                                                             ---------     ---------      ---------       ---------
Receipts for shares sold - Class S............................                      --            --         13,896          91,029
Value of distributions reinvested - Class S...................                      --            --         16,279           9,089
Cost of shares repurchased - Class S..........................                      --            --        (84,961)       (136,512)
                                                                             ---------     ---------      ---------       ---------
                                                                                    --            --        (54,786)        (36,394)
                                                                             ---------     ---------      ---------       ---------
Receipts for shares sold - Class Z............................                      --            --              1              --
Value of distributions reinvested - Class Z...................                      --            --            (a)              --
                                                                             ---------     ---------      ---------       ---------
                                                                                    --            --              1              --
                                                                             ---------     ---------      ---------       ---------
   Net Decrease from Fund Share Transactions..................                 (11,181)      (11,431)       (54,218)        (36,394)
                                                                             ---------     ---------      ---------       ---------
   Total Increase (Decrease)..................................                  (2,815)        2,838        (44,137)         24,737
NET ASSETS
Beginning of period...........................................                 250,690       247,852        375,789         351,052
                                                                             ---------     ---------      ---------       ---------
End of period.................................................                $247,875      $250,690       $331,652        $375,789
                                                                             =========     =========      =========       =========

(a)  Rounds to less than one.

(b) Class A, Class B, Class C and Class Z shares were initially offered on December 1, 1999.

                                    28 and 29

STATEMENT OF CHANGES IN NET ASSETS
================================================================================

CONTINUED

(In thousands)


                                                                                   BALANCED FUND        SELECT GROWTH & INCOME FUND
                                                                                    ------------         --------------------------
                                                                           (UNAUDITED)                  (UNAUDITED)
                                                                            SIX MONTHS          YEAR     SIX MONTHS            YEAR
                                                                                 ENDED         ENDED          ENDED           ENDED
                                                                             MARCH 31, SEPTEMBER 30,      MARCH 31,   SEPTEMBER 30,
                                                                                  2000          1999        2000(B)           1999
                                                                          ------------ -------------   ------------   -------------
ANALYSIS OF CHANGES IN SHARES OF BENEFICIAL INTEREST
Sold..........................................................                     249           517             --              --
Issued for distributions reinvested...........................                     593           670             --              --
Repurchased...................................................                  (1,185)       (1,511)            --              --
                                                                             ---------     ---------      ---------       ---------
                                                                                  (343)         (324)            --              --
                                                                             ---------     ---------      ---------       ---------
Sold - Class A................................................                      --            --              6              --
Issued for distributions reinvested - Class A.................                      --            --            (a)              --
Repurchased - Class A.........................................                      --            --             (1)             --
                                                                             ---------     ---------      ---------       ---------
                                                                                    --            --              5              --
                                                                             ---------     ---------      ---------       ---------
Sold - Class B................................................                      --            --             16              --
Repurchased - Class B.........................................                      --            --            (a)              --
                                                                             ---------     ---------      ---------       ---------
                                                                                    --            --             16              --
                                                                             ---------     ---------      ---------       ---------
Sold - Class C................................................                      --            --            (a)              --
Repurchased - Class C.........................................                      --            --            (a)              --
                                                                             ---------     ---------      ---------       ---------
                                                                                    --            --            (a)              --
                                                                             ---------     ---------      ---------       ---------
Sold - Class S................................................                      --            --            529           3,502
Issued for distributions reinvested - Class S.................                      --            --            616             367
Repurchased - Class S.........................................                      --            --         (3,274)         (5,124)
                                                                             ---------     ---------      ---------       ---------
                                                                                    --            --         (2,129)         (1,255)
                                                                             ---------     ---------      ---------       ---------
Sold - Class Z................................................                      --            --            (a)              --
Issued for distributions reinvested - Class Z.................                      --            --            (a)              --
                                                                             ---------     ---------      ---------       ---------
                                                                                    --            --            (a)              --
                                                                             ---------     ---------      ---------       ---------
   Net Decrease in Fund Shares................................                    (343)         (324)        (2,108)         (1,255)
Shares outstanding at beginning of period.....................                   7,750         8,074         14,379          15,634
                                                                             ---------     ---------      ---------       ---------
Shares outstanding at end of period...........................                   7,407         7,750         12,271          14,379
                                                                             =========     =========      =========       =========



(a)  Rounds to less than one.

(b) Class A, Class B, Class C and Class Z shares were initially offered on December 1, 1999.

See notes to financial statements.

                                    30 and 31

NOTES TO FINANCIAL STATEMENTS UNAUDITED
================================================================================

(All amounts in thousands)


NOTE 1. ORGANIZATION

Stein Roe Balanced Fund (SRBF) and Stein Roe Select Growth &Income Fund (SRSG&IF) formerly Stein Roe Growth & Income Fund, (the "Funds") are series of Liberty-Stein Roe Funds Investment Trust, (the "Trust"), formerly Stein Roe Investment Trust, an open-end management investment company organized as a Massachusetts business trust. Balanced Fund and Select Growth & Income Fund invest substantially all of their assets in SR&F Balanced Portfolio and SR&F Growth & Income Portfolio (the "Portfolio"), respectively. SRSG&IF may issue an unlimited number of shares. SRSG&IF offers five classes of shares: Class A, Class B, Class C, Class S and Class Z.

   As of October 31, 1999, Class S closed to new investors. Each share has its own sales charge and expense structure, please refer to the Fund's prospectus for more information on Class A, Class B, Class C, and Class Z shares.

   The Portfolios are a series of the SR&F Base Trust, a Massachusetts common law trust organized under an Agreement and Declaration of Trust dated August 23, 1993. The Portfolios commenced operations on February 3, 1997. At commencement, Balanced Fund and Select Growth & Income Fund contributed $260,013 and $239,175 in securities and other assets to SR&F Balanced Portfolio and SR&F Growth & Income Portfolio, respectively, in exchange for beneficial ownership of those Portfolios. The Portfolios allocate income, expenses, realized and unrealized gains and losses to each investor on a daily basis, based on methods approved by the Internal Revenue Service. At March 31, 2000, Balanced Fund owned 99.9% of the SR&F Balanced Portfolio and Select Growth & Income Fund owned 99.9% of the SR&F Growth & Income Portfolio.

NOTES TO FINANCIAL STATEMENTS CONTINUED
================================================================================

NOTE 2. SIGNIFICANT
ACCOUNTING POLICIES

The following summarizes the significant accounting policies of the Funds and Portfolios. These policies are in conformity with generally accepted accounting principles, which requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from those estimates.

INVESTMENT TRANSACTIONS AND INVESTMENT INCOME

Investment transactions are accounted for on trade date. Dividend income is recorded on the ex-dividend date, and interest income is recorded on the accrual basis. Interest income includes discount accretion on fixed income securities. Realized gains and losses from investment transactions are reported on an identified cost basis.

SECURITY VALUATIONS

Securities are valued at, depending on the security involved, the last reported sales price, last bid or asked price, or the mean between last bid and asked price as of the close of the appropriate exchange or other designated time. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary exchange for such security. Securities and other assets for which market quotations are not readily available are valued at fair value as determined in good faith by or under the direction of the Board of Trustees.

FUTURES CONTRACTS

During the six months ended March 31, 2000, SR&F Growth & Income Portfolio entered into stock index futures contracts to invest cash pending direct investments in stocks and to enhance its return. Risks of entering into futures contracts include the possibility that there may be an illiquid market at the time the Portfolio seeks to close out a contract, and changes in the value of the futures contract may not correlate with changes in the value of the portfolio securities being hedged. Upon entering into a futures contract, the Portfolio deposits with its custodian cash or securities in an amount sufficient to meet the initial margin requirements. Subsequent payments are made or received by the Portfolio equal to the daily change in the contract value and are recorded as unrealized gains or losses. The Portfolio recognizes a realized gain or loss when the contract is closed or expires.

SECURITIES SOLD SHORT AGAINST THE BOX

SR&F Balanced Portfolio engages in selling securities short against the box; that is, enter into short sales of

NOTES TO FINANCIAL STATEMENTS CONTINUED
================================================================================

securities that it currently owns or has the right to acquire through the conversion or exchange of other securities that it owns at no additional cost. The Portfolio may make short sales of securities only if at all times when a short position is open it owns at least an equal amount of such securities or securities convertible into or exchangeable for securities of the same issue as, and equal in amount to, the securities sold short, at no additional cost.

DETERMINATION OF CLASS NET ASSET VALUES AND FINANCIAL HIGHLIGHTS:

For SRSG&IF all income, expenses (other than class specific transfer agent fees and 12b-1 service and distribution fees), and realized and unrealized gains (losses) are allocated to each class proportionately on a daily basis for purposes of determining the net asset value of each class.

The per share data for Class S was calculated using average shares outstanding during the period.

FEDERAL INCOME TAXES

No provision is made for federal income taxes since (a) the Funds elect to be taxed as "regulated investment companies" and make distributions to their shareholders to be relieved of all federal income taxes under provisions of current federal tax law; and (b) the Portfolios are treated as partnerships for federal income tax purposes and all of their income is allocated to their owners based on methods approved by the Internal Revenue Service.

DISTRIBUTIONS TO SHAREHOLDERS

Each Fund declares and pays dividends of any net investment income at least quarterly, and any net realized capital gains annually. Shareholder distributions are recorded on the ex-dividend date. Dividends are determined in accordance with income tax principles, which may treat certain transactions differently from generally accepted accounting principles. Distributions in excess of tax basis earnings are reported in the financial statements as a return of capital. Permanent differences in the recognition or classification of income between the financial statements and tax earnings are reclassified to paid-in capital.

NOTES TO FINANCIAL STATEMENTS CONTINUED
================================================================================

NOTE 3. TRUSTEES' FEES AND TRANSACTIONS WITH AFFILIATES

MANAGEMENT & ADMINISTRATION FEES

The Funds and Portfolios pay monthly management and administrative fees to Stein Roe & Farnham Incorporated (the "Advisor"), an indirect, wholly-owned subsidiary of Liberty Financial Companies, Inc. ("Liberty"), for its services as investment Advisor and Administrator. The management fee for SR&F Balanced Portfolio is computed at an annual rate of 0.55% of average daily net assets up to $500 million, 0.50% of the next $500 million, and 0.45% thereafter. The management fee for SR&F Growth & Income Portfolio is computed at an annual rate of 0.60% of average daily net assets up to $500 million, 0.55% of the next $500 million, and 0.50% thereafter. The administrative fees for the Funds are computed at an annual rate of 0.15% of average daily net assets up to $500 million, 0.125% of the next $500 million, and 0.10% thereafter.

BOOKKEEPING FEE

The Advisor provides bookkeeping and pricing services for a monthly fee equal to $25 annually plus 0.0025% annually of the Funds' average net assets over $50 million.

TRANSFER AGENT FEE

Liberty Funds Services, Inc. (the Transfer Agent), an affiliate of Liberty, provides shareholder services for a monthly fee equal to 0.22% annually of SRFBF average daily net assets and SRFSG&IF average daily net assets attributable to Class S shares and receives reimbursement for certain out of pocket expenses.

UNDERWRITING DISCOUNTS, SERVICE AND DISTRIBUTION FEES

Liberty Funds Distributor, Inc. (the Distributor), a subsidiary of Liberty, is SRSG&IF's principal underwriter.

     SRSG&IF has adopted a 12b-1 plan which requires it to pay the Distributor a service fee on Class A, Class B and Class C net assets. The plan also requires the payment of a distribution fee to the Distributor on Class A, Class B and Class C shares only.

OTHER

Certain officers and trustees of the Trust are also officers of the Advisor.

   No remuneration was paid to any other trustee or officer of the Trust who is affiliated with the Advisor.

NOTES TO FINANCIAL STATEMENTS CONTINUED
================================================================================

NOTE 4. SHORT-TERM DEBT
To facilitate portfolio liquidity, the Funds and Portfolios maintain borrowing arrangements under which they can borrow against portfolio securities. Neither the Funds nor the Portfolios had borrowings during the six months ended March 31, 2000.

================================================================================
NOTE 5. INVESTMENT TRANSACTIONS

The aggregate cost of purchases and proceeds from sales other than short-term obligations for the six months ended March 31, 2000, were:

                                                   Purchases           Sales
                                                    --------        --------
SR&F Balanced Portfolio...........................   $48,895         $55,438
SR&F Growth & Income Portfolio....................   $16,960         $56,845



Unrealized appreciation (depreciation) at March 31, 2000, based on cost of investments for both financial statement and federal income tax purposes :

                                                        SRBP          SRG&IP
                                                       -----        --------
Gross unrealized appreciation.....................  $106,198        $176,023
Gross unrealized depreciation.....................    20,304           7,222
                                                    --------        --------
  Net unrealized appreciation.....................   $85,894        $168,801
                                                    --------        --------

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                                       37

FINANCIAL HIGHLIGHTS
================================================================================
BALANCED FUND

Selected data for a share outstanding throughout the period are as follows:

                                                         (UNAUDITED)
                                                          SIX MONTHS
                                                               ENDED
                                                           MARCH 31,                    YEARS ENDED SEPTEMBER 30,
                                                                2000        1999        1998         1997         1996       1995
                                                            --------     --------    --------     --------     --------    --------
NET ASSET VALUE, BEGINNING OF PERIOD                         $ 32.35      $ 30.70     $ 33.41      $ 30.07      $ 27.82     $ 25.78
                                                            --------     --------    --------     --------     --------    --------
INCOME FROM INVESTMENT OPERATIONS
   Net investment income (a)............................        0.36         0.78       0.95         0.95         1.00         1.33
   Net realized and unrealized gain (loss) on investments       3.61         3.85      (0.90)        5.61         2.96         2.22
                                                            --------     --------   --------     --------     --------     --------
     Total from investment operations...................        3.97         4.63       0.05         6.56         3.96         3.55
                                                            --------     --------   --------     --------     --------     --------
DISTRIBUTIONS
   Net investment income................................       (0.56)       (0.90)     (0.76)       (0.96)       (1.01)       (1.23)
   Net realized capital gains...........................       (2.30)       (2.08)     (2.00)       (2.26)       (0.70)       (0.28)
                                                            --------     --------   --------     --------     --------     --------
     Total distributions................................       (2.86)       (2.98)     (2.76)       (3.22)       (1.71)       (1.51)
                                                            --------     --------   --------     --------     --------     --------
NET ASSET VALUE, END OF PERIOD..........................     $ 33.46      $ 32.35    $ 30.70      $ 33.41      $ 30.07       $ 27.82
                                                            ========     ========   ========     ========     ========     ========
Ratio of net expenses to average net assets.............    1.03%(b)     1.14%(c)      1.03%        1.05%        1.05%        0.87%
Ratio of net investment income to average net assets....    2.19%(b)     2.35%(c)      2.90%        3.02%        3.45%        5.14%
Portfolio turnover rate.................................        N/A          N/A        N/A        15%(d)       87%(d)       45%(d)
Total return............................................   12.87%(e)      15.74%       0.14%       23.60%       14.83%       14.49%
Net assets, end of year (000's).........................   $247,875     $250,690    $247,852     $284,846     $231,063     $228,560


(a) Per share data was calculated using average shares outstanding during the period.

(b)  Annualized.

(c) During the year ended September 30, 1999, the Fund experienced a one-time reduction in its expenses of seven basis points as a result of expenses accrued in a prior period. The Fund's ratios disclosed above reflects the actual rate at which expenses were incurred throughout the current fiscal year without the reduction.

(d)  Prior to commencement of operations of the Portfolio.

(e)  Not annualized.


================================================================================
SR&F BALANCED PORTFOLIO
                                                                          (UNAUDITED)
                                                                           SIX MONTHS
                                                                                ENDED                                PERIOD ENDED
                                                                            MARCH 31,   YEARS ENDED   SEPTEMBER 30,  SEPTEMBER 30,
                                                                                 2000          1999           1998           1997(A)
                                                                           ----------    ----------     ----------     ----------
Ratio of net expenses to average net assets...............................   0.59%(b)       0.71%(c)        0.61%         0.60%(b)
Ratio of net investment income to average net assets......................   2.67%(b)       2.78%(c)        3.31%         3.52%(b)
Portfolio turnover rate...................................................     21%            41%             61%           21%


(a)  From commencement of operations on February 3, 1997.

(b)  Annualized.

(c) During the year ended September 30, 1999, the Portfolio experienced a one-time reduction in its expenses of two basis points as a result of expenses accrued in a prior period. The Portfolio's ratios disclosed above reflects the actual rate at which expenses were incurred throughout the current fiscal year without the reduction.



                                    38 and 39

FINANCIAL HIGHLIGHTS CONTINUED
================================================================================

Select Growth & Income Fund


Selected data for a share outstanding throughout the period are as follows:

                                                     (UNAUDITED)
                                                      SIX MONTHS
                                                           ENDED
                                                       MARCH 31,                    YEARS ENDED SEPTEMBER 30,
                                                            2000        1999        1998       1997        1996        1995
                                                        --------      --------    --------   --------    --------    --------
NET ASSET VALUE, BEGINNING OF PERIOD..................    $26.14        $22.45      $22.91     $18.39      $16.65      $14.54
                                                        --------      --------    --------   --------    --------    --------
INCOME FROM INVESTMENT OPERATIONS.....................
   Net investment income (a)..........................      0.06          0.22        0.24       0.30        0.27        0.34
   Net realized and unrealized gain on investments....      2.06          4.10        0.55       5.15        3.22        2.56
                                                        --------      --------    --------   --------    --------    --------
     Total from investment operations.................      2.12          4.32        0.79       5.45        3.49        2.90
                                                        --------      --------    --------   --------    --------    --------
DISTRIBUTIONS
   Net investment income..............................     (0.08)        (0.25)      (0.28)     (0.28)      (0.32)      (0.20)
   Net realized capital gains.........................     (1.16)        (0.38)      (0.97)     (0.65)      (1.43)      (0.59)
                                                        --------      --------    --------   --------    --------    --------
      Total distributions.............................     (1.24)        (0.63)      (1.25)     (0.93)      (1.75)      (0.79)
                                                        --------      --------    --------   --------    --------    --------
NET ASSET VALUE, END OF YEAR..........................   $ 27.02       $ 26.14     $ 22.45    $ 22.91     $ 18.39     $ 16.65
                                                        ========      ========    ========   ========    ========    ========
Ratio of net expenses to average net assets...........   1.06%(b)      1.06%(c)       1.07%      1.13%       1.18%       0.96%
Ratio of net investment income to average net assets..   0.45%(b)      0.79%(c)       1.02%      1.52%       1.65%       1.78%
Portfolio turnover rate...............................       N/A           N/A         N/A       2%(d)      13%(d)      70%(d)
Total return..........................................   8.22%(e)       19.39%        3.45%     30.81%      22.67%      21.12%
Net assets, end of period (000's).....................  $331,062      $375,789     $351,052   $337,466    $204,387   $139,593

(a) Per share data was calculated using average shares outstanding during the period.

(b)  Annualized.

(c) During the year ended September 30, 1999, the Fund experienced a one-time reduction in its expenses of four basis points as a result of expenses accrued in a prior period. The Fund's ratios disclosed above reflects the actual rate at which expenses were incurred throughout the current fiscal year without the reduction.

(d)  Prior to commencement of operations of the Portfolio.

(e)  Not annualized.


================================================================================
SR&F GROWTH & INCOME PORTFOLIO
                                                                          (UNAUDITED)
                                                                           SIX MONTHS
                                                                                ENDED                                PERIOD ENDED
                                                                            MARCH 31,     YEARS ENDED SEPTEMBER 30,  SEPTEMBER 30,
                                                                                 2000          1999           1998         1997(A)
                                                                           ----------    ----------     ----------     ----------
Ratio of net expenses to average net assets..............................    0.62%(b)      0.63%(c)          0.65%       0.65%(b)
Ratio of net investment income to average net assets.....................    0.89%(b)      1.22%(c)          1.44%       2.04%(b)
Portfolio turnover rate..................................................          5%            7%            11%             7%

(a)  From commencement of operations on February 3, 1997.

(b)  Annualized.

(c) During the year ended September 30, 1999, the Portfolio experienced a one-time reduction in its expenses of two basis points as a result of expenses accrued in a prior period. The Portfolio's ratios disclosed above reflects the actual rate at which expenses were incurred throughout the current fiscal year without the reduction.

                                    40 and 41

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                                       42

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INVESTMENT TRUST
================================================================================

TRUSTEES

John A. Bacon Jr.
Private Investor
William W. Boyd
Chairman and Director, Sterling Plumbing
  Group Inc.
Lindsay Cook
Executive Vice President, Liberty Financial
  Companies, Inc.
Douglas A. Hacker
Executive Vice President and Chief Financial
  Officer, United Airlines
Janet Langford Kelly
Executive Vice President-Corporate Development,
  General Counsel and Secretary, Kellogg Co.
Charles R. Nelson
Van Voorhis Professor of Political Economy,
  University of Washington
Thomas C. Theobald
Managing Partner, William Blair Capital Partners

OFFICERS

Stephen E. Gibson, President
William D. Andrews, Executive Vice President
Loren A. Hansen, Executive Vice President
Kevin M. Carome, Executive Vice President,
  Secretary
Christine Balzano, Vice President
David Brady, Vice President
Daniel Cantor, Vice President
J. Kevin Connaughton, Vice President, Treasurer
William Garrison, Vice President
Erik Gustafson, Vice President
Harvey Hirschhorn, Vice President
Gail D. Knudsen, Vice President, Controller
Lynn C. Maddox, Vice President
Mary D. McKenzie, Vice President
Art McQueen, Vice President
Nicholas Norton, Vice President
Michael Fisher, Assistant Treasurer

AGENTS AND ADVISORS

Stein Roe & Farnham Incorporated
Investment Advisor State
Street Bank and Trust Company
Custodian
SteinRoe Services Inc.
Transfer Agent
Bell, Boyd & Lloyd
Legal Counsel to the Fund
PricewaterhouseCoopers LLP
Independent Accountants


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THE STEIN ROE MUTUAL FUNDS

FIXED INCOME FUNDS
Cash Reserves Fund
Municipal Money Market Fund
Intermediate Municipals Fund
Managed Municipals Fund
High-Yield Municipals Fund
Intermediate Bond Fund
Income Fund
High Yield Fund

EQUITY FUNDS
Balanced Fund
Growth & Income Fund
Disciplined Stock Fund
Growth Stock Fund
Growth Investor Fund
Young Investor Fund
Midcap Growth Fund
Large Company Focus
Fund Capital Opportunities Fund
International Fund
Small Company Growth Fund


                             Stein Roe Mutual Funds
                                  P.O. Box 8900
                              Boston, MA 02205-8900
                      Financial Advisors call: 800-322-0593
                         Shareholders call: 800-338-2550
                                www.steinroe.com


                         Liberty Funds Distributor, Inc.


                                                  DIR-03/215B-0400 (00/778) 5/00